Note 5 - Deposit on Mill Equipment - Schedule of Option Payments (Details)			12 Months Ended
	Jul. 01, 2018 CAD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Balance			$ 4,923,209		$ 1,280,383
Additions: purchase price deposits			4,876,500	$ 3,750,000	2,647,600	$ 2,000,000
Additions: mobilization payments	$ 463,777	$ 352,200	2,818,400	$ 2,211,300	995,226	$ 767,500
			12,618,109
Transfer to property, plant and equipment			(12,618,109)
Balance					$ 4,923,209